NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 - NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of the Business

Valley Forge Composite Technologies, Inc., a Florida corporation ("VF"), is headquartered in Covington, Kentucky, and operates within the following wholly-owned subsidiaries (collectively, the "Company") (all Florida corporations):

•	Valley Forge Detection Systems, Inc. ("VFDS") - Development of advanced detection systems, as further described below.
•
Valley Forge Aerospace, Inc. ("VFA") - Primarily, the design and manufacture of attitude control instruments for small satellites, in particular, mini momentum reaction wheels based on VFA's proprietary composite and bearing technology.  This represents all of the Company's revenues during 2011 and 2010.

•	Valley Forge Imaging, Inc. ("VFI") - Market and sell personnel screening devices known as ODIN.
•	Valley Forge Emerging Technologies, Inc. ("VFET") - Evaluates other scientific technologies not matching the Company's aerospace and anti-terrorism business segments for potential commercialization.

During 2011 and 2010, the Company won numerous contracts to produce momentum wheels and various other mechanical devices for special projects.  This represents all of the Company's revenues during these periods.  In the first quarter of 2011, the Company had a high margin sale of a product containing a sensor that is no longer available, enabling the Company to charge a premium.  Sale of this product is not expected to reoccur.  In recent years, the Company has focused much of its energy on the development and commercialization of its counter-terrorism products.  Such products include an advanced detection capability for illicit narcotics, explosives, and bio-chemical weapons using photo-nuclear reactions to initiate secondary gamma quanta the result of which is a unique and distinguishable signal identifying each component of a substance. This product is known as the THOR LVX photonuclear detection system ("THOR"). The development of the THOR advanced explosives detection system was completed in Russia in 2009.  We are currently focused on being able to assemble a demonstration unit to further our efforts in marketing, manufacturing and distribution of THOR in the United States and other countries.

Former Shell Company

On July 6, 2006, Quetzal Capital 1, Inc., a Florida corporation and public company ("QC1"), entered into a share exchange agreement with the then shareholders of VF. Under the share exchange agreement, the VF shareholders gained control of QC1.  For financial accounting purposes, the exchange of stock was treated as a recapitalization of VF with the former shareholders of QC1 retaining approximately 11% of the public company.  Prior to the merger, QC1 was a reporting shell corporation with no operations. The share exchange was approved by QC1 and its sole shareholder, Quetzal Capital Funding I, Inc. ("QCF1"), and by VF's board of directors and a majority of its shareholders.  QC1 changed its name to Valley Forge Composite Technologies, Inc., a Florida corporation.

Several related agreements were also made with parties associated or affiliated with QC1 in connection with the approval of the share exchange. These agreements involved the approval of a consulting agreement and a warrant agreement with Coast To Coast Equity Group, Inc. ("CTCEG"), a company owned by the same shareholders who owned QC1's sole corporate shareholder, QCF1, and a registration rights agreement for QCF1, CTCEG and private placement unit holders.

Basis of Presentation

The accompanying interim condensed consolidated financial statements are unaudited, but in the opinion of management of the Company, contain all adjustments, which include normal recurring adjustments, necessary to present fairly the financial position at September 30, 2011, the results of operations for the three and nine months ended September 30, 2011 and 2010, and cash flows for the nine months ended September 30, 2011 and 2010.  The balance sheet as of December 31, 2010 is derived from the Company's audited financial statements.

Certain information and footnote disclosures normally included in financial statements that have been prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although management of the Company believes that the disclosures contained in these financial statements are adequate to make the information presented therein not misleading. For further information, refer to the financial statements and the notes thereto included in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2010, as filed with the Securities and Exchange Commission on April 11, 2011 and amended on April 18, 2011.

The results of operations for the nine months ended September 30, 2011 are not necessarily indicative of the results of operations to be expected for the full fiscal year ending December 31, 2011.

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America ("GAAP").  The Accounting Standards Codification ("ASC") as produced by the Financial Accounting Standards Board ("FASB") is the sole source of authoritative GAAP.  The consolidated financial statements of the Company include the Company and its subsidiaries.  All material inter-company balances and transactions have been eliminated.

Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The attainment of sustainable profitability and positive cash flow from operations is dependent on certain future events. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty (See Note 2).

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

Comprehensive Income (Loss)

The Company follows the ASC for reporting comprehensive income (loss).  Comprehensive income (loss) is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The Company's item of other comprehensive loss is the unrealized loss on marketable securities.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash, marketable securities, accounts receivable, security deposits, amount due to shareholder and accounts payable.  Except as disclosed in Note 3, the carrying value of these financial instruments approximates their fair value due to their short term maturities.

Cash Equivalents

The Company considers all short-term securities purchased with a maturity of three months or less to be cash equivalents.

Marketable Securities

The Company's marketable securities include a mutual fund investment which is classified as available for sale.  Securities classified as available for sale are carried in the financial statements at fair value. Realized gains and losses, determined using the first-in, first-out (FIFO) method, are included in earnings; unrealized holding gains and losses are reported in other comprehensive income (loss).

Accounts receivable

Receivables are based on contracted prices and are considered past due when the due date has expired.  Typically, receivables are due within 30 - 180 days.  The Company sells to customers using credit terms customary in its industry.  Credit is based on the credit worthiness of the customer and collateral is generally not obtained.  Receivables are reviewed for collectability when they become past due.  Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.  The Company provides estimated uncollectible accounts based on prior experience and review of existing receivables.  There was no allowance for doubtful accounts at September 30, 2011 and December 31, 2010.

Inventories

The Company accounts for inventories by applying the lower of cost or market method, on a first-in, first-out (FIFO) basis. Inventories consist of the following:

	SEP 30	DEC 31
	2011	2010
	(unaudited)

Raw Materials	$2,290,870	$609,900
Work in process	-	6,738
Finished goods	276,833	383,314
	$2,567,703	$999,952

Property and Equipment

Property and equipment is stated at cost. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Computers and equipment	5 - 15 years
Furniture and fixtures	7 years
Demonstration units	5 years

Expenditures for major renewals and betterments that extend the useful lives of the assets are capitalized. Expenditures for maintenance and repairs of the assets are charged to expense as incurred.

Revenue Recognition

The Company recognizes revenue when persuasive evidence of a customer or distributor arrangement exists, shipment of goods to the customer occurs, the price is fixed or determinable and collection is reasonably assured.  See Note 7 for discussion of deferred revenue.

For future sales of ODIN and THOR, it is expected customer acceptance, which may include testing, will also be required for revenue recognition.

Shipping and Handling Costs

Shipping and handling costs incurred by the Company are included in cost of sales, and shipping charges billed to the customer are included in net sales in the accompanying consolidated statements of operations.

Share Based Payments

Generally, all forms of share-based payments, including stock option grants and restricted stock grants, are measured at their fair value on the awards' grant date, and based on the estimated number of awards that are ultimately expected to vest. Share-based payment awards issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Warranties

The Company warrants that aerospace goods and other mechanical devices delivered under its customer arrangements will conform to applicable technical standards and specifications and will be free from material and manufacture defects. The warranty period is one year and extends to goods subject to normal use by the customer, as defined. Management does not believe any significant warranty exposure exists at September 30, 2011.

Research and Development Costs

Research and development costs, which relate primarily to the development, design and testing of products, are expensed as incurred.  Research and development expense is included in selling and administrative expenses, and was insignificant in 2011 and 2010.  However, the Company will soon review new Procurement Specifications of the Transportation Security Administration's Advanced Imaging Technology program.  If the Company concludes a new version of ODIN should be developed in order to comply with the Procurement Specifications, the Company may incur research and development costs, the extent of which is presently unknown.

Income Taxes

Income taxes are accounted for in accordance with ASC 740, Accounting for Income Taxes. ASC 740 requires the recognition of deferred tax assets and liabilities to reflect the future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Measurement of the deferred items is based on enacted tax laws. In the event the future consequences of differences between financial reporting bases and tax bases of the Company's assets and liabilities result in a deferred tax asset, ASC 740 requires an evaluation of the probability of being able to realize the future benefits indicated by such assets. A valuation allowance related to a deferred tax asset is recorded when it is more likely than not that some, or all, of the deferred tax asset will not be realized.

The FASB has issued standards, contained in the ASC, clarifying the accounting for uncertainty in income taxes.  These standards require recognition and measurement of uncertain tax positions using a "more-likely-than-not" approach.  These standards have had no material impact on the financial statements.

The Company's policy for interest and penalties on material uncertain tax positions recognized in the financial statements is to classify them as interest expense and operating expense, respectively.  The Company assessed its uncertain income tax positions for all open tax years and concluded that they have no material liabilities to be recognized at this time.  The Company is no longer subject to federal, state, and local examination by tax authorities for tax years before 2008.

Advertising

Advertising costs are expensed as incurred.  For the three months ended September 30, 2011 and 2010, advertising expense was $1,207 and $20,494, respectively.

Advertising costs are expensed as incurred.  For the nine months ended September 30, 2011 and 2010, advertising expense was $2,407 and $60,944, respectively.

Income (loss) per common share

Basic earnings per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. For the 2010 period below, the Company excludes potentially dilutive securities such as convertible warrants and stock options from the loss per share calculations as their effect would have been anti-dilutive.

The following sets forth the computation of earnings per share:

	For the Nine Months Ended
	SEP 30,
	2011	2010
	(unaudited)	(unaudited)
		(as restated)
Net loss	$(143,516)	$(1,006,333)
Weighted average shares outstanding	61,320,774	58,601,068
Loss per share - basic and diluted	$(0.00)	$(0.02)

The Company's common stock equivalents include the following:

	SEPT 30,	SEPT 30,
	2011	2010
	(unaudited)	(unaudited)
		(as restated)
Class D Warrants	1,428,574	1,428,574
Class F Warrants	1,300,000	1,300,000
Options	4,050,000	4,050,000
	6,778,574	6,778,574

On January 29, 2010, individual investors exercised 600,000 Class F Warrants and received 534,624 shares of common stock.

On February 16, 2010, individual investors exercised 428,572 Class D Warrants and received 428,572 shares of common stock.

On March 29, 2010, individual investors exercised 800,000 Class G Warrants and received 800,000 shares of common stock.

On June 30, 2010, the Company issued 1,951,515 shares of common stock following the cashless exercise of 2,146,667 MKM Class C Warrants.

On September 13, 2010, the Company issued 4,050,000 stock options of which 660,000 were vested at December 31, 2010. See Note 11 for further details.
On January 1, 2011, an additional 660,000 options vested. As of September 30, 2011, 1,320,000 options were vested. See Note 11 for further details.